FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2006

        Check here if Amendment [ ]; Amendment Number: ______
                This Amendment (Check only one.): [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Great Northern Asset Management Inc.
        332 Minnesota Street W-2900
        St. Paul, MN 55101

Form 13F File Number: 28-12051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jay E. Rothmeier
Title:  Managing Director
Phone:  651 222-6130 x4

Signature, Place, and Date of Signing:

/s/ Jay E. Rothmeier             St. Paul, MN               December 29, 2006
      [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________________ ________________________________________________
[Repeat as necessary.]


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total:  120,271,918.55
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No.             Form 13F File Number        Name

                    28-________________________

[Repeat as necessary.]

Form 13F Information Table
31-Mar-06

                                                                                  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     VALUE x1000      SHARES   DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC                       COMMON STOCK  00651f108      79,576.70   14,390.00     SOLE        NONE    14,000.00  0.00      390.00
AMER PHYSICIAN CAP            COMMON STOCK  028884104   2,112,864.00   44,018.00     SOLE        NONE    31,650.00  0.00   12,368.00
APPLERA CORPORATION           COMMON STOCK  038020202     139,578.60   11,940.00     SOLE        NONE    11,600.00  0.00      340.00
ASTA FUNDING                  COMMON STOCK  046220109   1,923,292.76   57,826.00     SOLE        NONE    41,253.00  0.00   16,573.00
ASV INC                       COMMON STOCK  001963107   2,684,667.06   83,323.00     SOLE        NONE    58,229.00  0.00   25,094.00
BANKRATE INC                  COMMON STOCK  06646v108   2,098,590.12   48,177.00     SOLE        NONE    33,872.00  0.00   14,305.00
BE AEROSPACE                  COMMON STOCK  073302101   2,836,801.60  112,930.00     SOLE        NONE    83,424.00  0.00   29,506.00
CENTURY ALUM CO               COMMON STOCK  156431108   2,394,901.65   56,417.00     SOLE        NONE    40,025.00  0.00   16,392.00
CERADYNE INC                  COMMON STOCK  156710105   2,424,341.60   48,584.00     SOLE        NONE    34,522.00  0.00   14,062.00
CLECO CORP                    COMMON STOCK  12561w105   2,150,959.58   96,326.00     SOLE        NONE    67,431.00  0.00   28,895.00
CURAGEN CORP                  COMMON STOCK  23126r101   2,197,821.87  438,687.00     SOLE        NONE   305,199.00  0.00  133,488.00
DITECH NETWORKS INC           COMMON STOCK  25500t108   1,862,984.20  178,276.00     SOLE        NONE   125,856.00  0.00   52,420.00
DREW INDS INC                 COMMON STOCK  26168l205   2,974,788.45   83,679.00     SOLE        NONE    59,422.00  0.00   24,257.00
DRIL-QUIP INC                 COMMON STOCK  262037104   3,621,497.75   51,115.00     SOLE        NONE    36,354.00  0.00   14,761.00
DSP GROUP INC                 COMMON STOCK  23332b106   2,497,499.91   86,091.00     SOLE        NONE    61,156.00  0.00   24,935.00
ECLIPSYS CORP                 COMMON STOCK  278856109   2,292,294.90   97,090.00     SOLE        NONE    69,217.00  0.00   27,873.00
ECOLLEGE.COM                  COMMON STOCK  27887e100   1,741,739.16   92,449.00     SOLE        NONE    64,394.00  0.00   28,055.00
ENTRAVISION COMMNS CORP       COMMON STOCK  29382r107   2,414,356.16  263,576.00     SOLE        NONE   187,033.00  0.00   76,543.00
FIRST COMMUN CA               COMMON STOCK  31983b101     511,501.86   31,825.00     SOLE        NONE    22,954.00  0.00    8,871.00
FSI INTL                      COMMON STOCK  302633102      92,414.72   17,536.00     SOLE        NONE    17,080.00  0.00      456.00
GUESS INC                     COMMON STOCK  401617105   2,978,813.15   76,165.00     SOLE        NONE    54,540.00  0.00   21,625.00
HANMI FINL CP                 COMMON STOCK  410495105   1,783,551.42   98,757.00     SOLE        NONE    69,988.00  0.00   28,769.00
HARLEYSVILLE GP               COMMON STOCK  412824104   2,527,865.98   85,142.00     SOLE        NONE    60,885.00  0.00   24,257.00
HUB GROUP INC-A               COMMON STOCK  443320106   2,578,825.24   56,578.00     SOLE        NONE    40,885.00  0.00   15,693.00
INTEVAC INC                   COMMON STOCK  461148108   4,018,206.04  139,618.00     SOLE        NONE    98,648.00  0.00   40,970.00
JACUZZI BRANDS                COMMON STOCK  469865109   1,810,813.79  184,213.00     SOLE        NONE   130,348.00  0.00   53,865.00
JOS A BANK CLOTHIERS INC      COMMON STOCK  480838101   2,746,863.70   57,286.00     SOLE        NONE    41,416.00  0.00   15,870.00
JOY GLOBAL INC                COMMON STOCK  481165108   3,618,416.03   60,539.00     SOLE        NONE    42,685.00  0.00   17,854.00
KEYSTONE AUTO                 COMMON STOCK  49338N109   2,813,929.65   66,665.00     SOLE        NONE    47,668.00  0.00   18,997.00
LABRANCHE & CO                COMMON STOCK  505447102   3,278,156.07  207,347.00     SOLE        NONE   151,232.00  0.00   56,115.00
LAWSON SOFTWARE INC           COMMON STOCK  52078p102   1,801,429.89  234,867.00     SOLE        NONE   165,289.00  0.00   69,578.00
LIGHTBRIDGE INC               COMMON STOCK  532226107   2,652,200.70  238,937.00     SOLE        NONE   171,385.00  0.00   67,552.00
MEADOWBROOK INS               COMMON STOCK  58319P108     134,050.00   19,150.00     SOLE        NONE    18,600.00  0.00      550.00
MESA AIR GROUP                COMMON STOCK  590479101   2,087,719.92  182,493.00     SOLE        NONE   131,309.00  0.00   51,184.00
MOVADO GRP INC                COMMON STOCK  624580106   2,336,965.40  101,255.00     SOLE        NONE    74,103.00  0.00   27,152.00
NAPSTER INC                   COMMON STOCK  630797108      97,049.26   28,798.00     SOLE        NONE    28,080.00  0.00      718.00
NARA BANCORP INC              COMMON STOCK  63080p105   1,877,042.70  106,954.00     SOLE        NONE    76,294.00  0.00   30,660.00
OCWEN FINL CORP               COMMON STOCK  675746309   1,975,229.62  193,271.00     SOLE        NONE   138,470.00  0.00   54,801.00
PAIN THERAPEUTIC              COMMON STOCK  69562k100   2,583,864.22  237,706.00     SOLE        NONE   170,898.00  0.00   66,808.00
PAREXEL INTL CP               COMMON STOCK  699462107   2,180,586.12   82,473.00     SOLE        NONE    58,669.00  0.00   23,804.00
PARKER DRILLING               COMMON STOCK  701081101   2,807,567.82  302,866.00     SOLE        NONE   213,700.00  0.00   89,166.00
RELIANCE STEEL & ALUMINUM     COMMON STOCK  759509102   3,228,687.84   34,377.00     SOLE        NONE    24,675.00  0.00    9,702.00
RES CARE INC KY               COMMON STOCK  760943100   2,328,782.76  126,702.00     SOLE        NONE    90,556.00  0.00   36,146.00
SELECTIVE INSURANCE GROUP     COMMON STOCK  816300107   2,066,947.00   38,999.00     SOLE        NONE    27,848.00  0.00   11,151.00
SHOE CARNIVAL                 COMMON STOCK  824889109   1,904,849.90   76,255.00     SOLE        NONE    54,389.00  0.00   21,866.00
SILICON STR TCH               COMMON STOCK  827057100     110,507.40   25,230.00     SOLE        NONE    24,500.00  0.00      730.00
SPHERION CORPORATION          COMMON STOCK  848420105   2,330,016.00  224,040.00     SOLE        NONE   162,991.00  0.00   61,049.00
STEVEN MADDEN                 COMMON STOCK  556269108   2,254,427.50   63,505.00     SOLE        NONE    45,641.00  0.00   17,864.00
STEWART INFO SV               COMMON STOCK  860372101   1,485,797.72   31,559.00     SOLE        NONE    22,404.00  0.00    9,155.00
SYKES ENTERPRISES INC         COMMON STOCK  871237103   2,164,562.82  152,649.00     SOLE        NONE   107,033.00  0.00   45,616.00
TELEDYNE TECHNOLOGIES INC     COMMON STOCK  879360105   2,472,135.20   69,442.00     SOLE        NONE    48,825.00  0.00   20,617.00
THORATEC LABS CORP            COMMON STOCK  885175307   2,421,757.25  125,675.00     SOLE        NONE    89,255.00  0.00   36,420.00
TRAMMELL CROW                 COMMON STOCK  89288R106   2,493,418.52   69,922.00     SOLE        NONE    49,843.00  0.00   20,079.00
TRIQUINT SEMICONDUCTOR INC    COMMON STOCK  89674k103      70,602.00   14,350.00     SOLE        NONE    13,930.00  0.00      420.00
VALUEVISION INTERNATIONAL
  INC-CL A                    COMMON STOCK  92047k107   2,473,134.48  193,516.00     SOLE        NONE   138,557.00  0.00   54,959.00
VENTIV HEALTH INC             COMMON STOCK  922793104   2,001,438.56   60,248.00     SOLE        NONE    43,691.00  0.00   16,557.00
WESCO INTL INC                COMMON STOCK  95082p105   3,964,506.93   58,293.00     SOLE        NONE    41,232.00  0.00   17,061.00
KINDRED HEALTHCARE            SHORT STOCK   494580103    (271,871.50) -10,810.00     SOLE        NONE         0.00  0.00  -10,810.00
NCO GROUP INC                 SHORT STOCK   628858102    (249,375.00) -10,500.00     SOLE        NONE         0.00  0.00  -10,500.00
NET.B@NK INC                  SHORT STOCK   640933107    (120,184.00) -16,600.00     SOLE        NONE         0.00  0.00  -16,600.00
QLT INC                       SHORT STOCK   746927102    (111,043.60) -14,440.00     SOLE        NONE         0.00  0.00  -14,440.00
SHARPER IMAGE                 SHORT STOCK   820013100    (212,261.70) -16,570.00     SOLE        NONE         0.00  0.00  -16,570.00
TRM CORP                      SHORT STOCK   872636105     (80,356.20) -11,940.00     SOLE        NONE         0.00  0.00  -11,940.00
WEST MARINE INC               SHORT STOCK   954235107    (196,180.70) -13,070.00     SOLE        NONE         0.00  0.00  -13,070.00